Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Lease	Supplemental cash flow information related to leases for the years ended December 31, 2025 and 2024 is as follows:
	Years Ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	$81,650	$125,076
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$127,486	$-

Schedule of Maturity of Lease Liabilities Under Operating Lease

The following table summarizes the maturity of lease liabilities under operating lease as of December 31, 2025:

For the Year Ending December 31:	Operating Lease
2026	$6,000
2027 and thereafter	-
Total lease payments	6,000
Amount of lease payments representing interest	-
Total present value of operating lease liabilities	$6,000